Cover	Jul. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2023
Entity File Number	000-26113
Entity Registrant Name	CONNEXIONONE CORP.
Entity Central Index Key	0001182731
Entity Tax Identification Number	30-1252905
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	39899 BALENTINE DRIVE
Entity Address, Address Line Two	SUITE 200
Entity Address, City or Town	NEWARK
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	408
Local Phone Number	533-8155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false